UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-02527

Deutsche Money Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	7/31

Date of reporting period:	1/31/2015

ITEM 1.	REPORT TO STOCKHOLDERS

January 31, 2015

Semiannual Report

to Shareholders

Deutsche Money Market Prime Series

Contents
4 Letter to Shareholders
4 Portfolio Summary
6 Investment Portfolio
14 Statement of Assets and Liabilities
16 Statement of Operations
17 Statement of Changes in Net Assets
18 Financial Highlights
23 Notes to Financial Statements
32 Information About Your Fund's Expenses
34 Advisory Agreement Board Considerations and Fee Evaluation
39 Account Management Resources
41 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

From an economic standpoint, the view seems brighter than it has been for several years. Multiple signs suggest sustainable growth, at least for the near term. Our economists at Deutsche Asset & Wealth Management expect the global economy to accelerate in 2015, led by the United States and China.

That is heartening news. Yet one cannot ignore the complexities of an increasingly interconnected global economy. Low oil prices, a stronger employment picture and consumer spending bode well for the domestic economy, at least in the short term. Yet sluggish growth abroad, falling commodity prices and the strong U.S dollar may be headwinds to global growth and American exports. And, as we have seen time and again, any number of factors can unexpectedly shift the markets and the overall outlook.

The take-away message amidst these mixed signals: Be prepared to stick to your long-term plan, with a portfolio that can help weather short-term fluctuations. When in doubt, or if your individual situation or objectives change, talk with a trusted financial professional before taking action.

For timely information about economic developments and your Deutsche fund investment, we hope you will visit us at deutschefunds.com. There you will find the views of our Chief Investment Officer and economists. It is a resource we are proud to offer to help keep you up-to-date and make informed decisions.

As always, we thank you for your continued investment and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Portfolio Summary (Unaudited)
Investment Portfolio as of January 31, 2015 (Unaudited)
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 9.6%
Banco del Estado de Chile, 0.24%, 5/4/2015	15,800,000	15,800,000
Bank of Montreal:
0.23%, 5/13/2015	12,500,000	12,500,000
0.25%, 7/15/2015	10,000,000	10,000,000
Bank of Nova Scotia:
0.24%, 3/3/2015	12,500,000	12,500,000
0.26%, 8/3/2015	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.18%, 2/17/2015	1,000,000	1,000,000
DZ Bank AG:
0.24%, 5/18/2015	10,000,000	10,000,000
0.28%, 4/29/2015	11,700,000	11,700,000
0.31%, 2/19/2015	15,500,000	15,500,000
Rabobank Nederland NV, 0.245%, 3/13/2015	5,000,000	5,000,000
The Toronto-Dominion Bank:
0.255%, 8/7/2015	10,000,000	10,000,259
0.26%, 8/11/2015	12,000,000	12,000,000
0.295%, 7/13/2015	7,000,000	7,000,000
Total Certificates of Deposit and Bank Notes (Cost $133,000,259)		133,000,259

Commercial Paper 56.2%
Issued at Discount** 45.3%
Apple, Inc., 0.22%, 6/17/2015	5,000,000	4,995,844
Bedford Row Funding Corp.:
144A, 0.3%, 4/14/2015	10,000,000	9,994,000
144A, 0.35%, 8/27/2015	5,000,000	4,989,938
144A, 0.35%, 10/19/2015	6,500,000	6,483,569
144A, 0.47%, 12/11/2015	7,500,000	7,469,352
Caisse Centrale Desjardins:
0.16%, 2/9/2015	14,000,000	13,999,502
0.18%, 2/24/2015	4,690,000	4,689,461
Carnival Corp., 0.36%, 2/9/2015	4,000,000	3,999,680
Catholic Health Initiatives, 0.22%, 5/5/2015	3,000,000	2,998,295
Charta Corp., 144A, 0.2%, 3/6/2015	12,100,000	12,097,782
Chevron Corp., 144A, 0.12%, 3/11/2015	15,000,000	14,998,100
CNPC Finance HK Ltd.:
144A, 0.41%, 3/17/2015	30,000,000	29,984,967
144A, 0.43%, 3/5/2015	4,000,000	3,998,471
Coca-Cola Co., 0.31%, 9/16/2015	5,600,000	5,589,054
Coca-Cola Enterprises, Inc., 0.21%, 2/9/2015	5,000,000	4,999,767
Collateralized Commercial Paper Co., LLC, 0.2%, 2/2/2015	12,000,000	11,999,933
Collateralized Commercial Paper II Co., LLC:
144A, 0.22%, 3/18/2015	10,000,000	9,997,250
144A, 0.27%, 5/4/2015	12,000,000	11,991,720
144A, 0.27%, 5/6/2015	12,000,000	11,991,540
CPPIB Capital, Inc., 0.3%, 2/11/2015	5,000,000	4,999,583
DBS Bank Ltd.:
144A, 0.25%, 6/9/2015	4,000,000	3,996,444
144A, 0.25%, 7/7/2015	12,000,000	11,987,000
Dexia Credit Local:
0.24%, 5/5/2015	10,000,000	9,993,800
0.265%, 4/8/2015	4,000,000	3,998,057
0.31%, 4/20/2015	9,688,000	9,681,493
0.31%, 5/29/2015	5,000,000	4,994,963
Erste Abwicklungsanstalt, 144A, 0.18%, 2/19/2015	12,000,000	11,998,920
General Electric Capital Corp., 0.23%, 2/11/2015	30,000,000	29,998,083
Gotham Funding Corp., 144A, 0.18%, 2/17/2015	14,000,000	13,998,880
Hannover Funding Co., LLC:
0.19%, 3/26/2015	12,500,000	12,496,504
0.2%, 2/5/2015	8,000,000	7,999,822
Kells Funding LLC, 144A, 0.19%, 5/4/2015	10,000,000	9,995,197
Lloyds TSB Group PLC, 0.05%, 2/2/2015	58,000,000	57,999,919
Matchpoint Master Trust, 0.11%, 2/2/2015	7,496,000	7,495,977
Merck & Co., Inc., 0.13%, 2/10/2015	10,000,000	9,999,675
MetLife Short Term Funding LLC:
144A, 0.19%, 2/19/2015	4,441,000	4,440,578
144A, 0.23%, 7/15/2015	14,000,000	13,985,331
Microsoft Corp.:
0.09%, 2/25/2015	14,000,000	13,999,160
0.1%, 2/10/2015	18,000,000	17,999,550
Natixis, 0.07%, 2/2/2015	61,000,000	60,999,881
Nederlandse Waterschapsbank NV, 0.28%, 7/9/2015	6,000,000	5,992,627
Nestle Finance International Ltd., 0.19%, 2/11/2015	12,500,000	12,499,340
Nissan Motor Acceptance Corp., 0.31%, 2/6/2015	2,000,000	1,999,914
Nordea Bank AB:
0.225%, 4/1/2015	15,000,000	14,994,469
0.23%, 3/17/2015	3,000,000	2,999,157
Old Line Funding LLC:
144A, 0.22%, 4/7/2015	10,370,000	10,365,881
144A, 0.23%, 3/9/2015	5,500,000	5,498,735
Oversea-Chinese Banking Corp., Ltd., 0.25%, 5/4/2015	2,000,000	1,998,722
PSP Capital, Inc., 0.1%, 2/9/2015	3,000,000	2,999,933
Siemens Capital Co., LLC, 144A, 0.15%, 3/26/2015	10,000,000	9,997,792
Sinopec Century Bright Capital Investment Ltd., 0.37%, 3/16/2015	8,500,000	8,496,244
Standard Chartered Bank:
0.22%, 3/3/2015	15,500,000	15,497,158
0.25%, 2/2/2015	12,500,000	12,499,913
0.26%, 4/6/2015	12,000,000	11,994,453
0.32%, 6/8/2015	10,000,000	9,988,711
		628,150,091
Issued at Par* 10.9%
ASB Finance Ltd., 144A, 0.259%, 5/22/2015	14,000,000	14,000,000
Australia & New Zealand Banking Group Ltd.:
144A, 0.238%, 2/25/2015	6,000,000	6,000,004
144A, 0.353%, 8/18/2015	8,000,000	8,000,000
Banco del Estado de Chile, 0.26%, 3/5/2015	5,000,000	5,000,000
Bank of Montreal, 0.267%, 10/9/2015	12,000,000	12,000,000
Bedford Row Funding Corp., 144A, 0.248%, 6/24/2015	10,000,000	10,000,000
BNZ International Funding Ltd., 144A, 0.252%, 2/2/2015	7,000,000	7,000,000
Canadian Imperial Bank of Commerce, 0.232%, 5/8/2015	4,000,000	4,000,000
Kells Funding LLC, 144A, 0.243%, 2/13/2015	17,500,000	17,500,052
National Australia Bank Ltd., 144A, 0.268%, 10/8/2015	8,000,000	8,000,000
Rabobank Nederland NV, 0.375%, 10/1/2015	5,000,000	5,001,730
Royal Bank of Canada:
0.261%, 9/3/2015	7,500,000	7,499,582
0.276%, 12/10/2015	7,500,000	7,500,000
Wells Fargo Bank NA:
0.29%, 9/9/2015	12,000,000	12,000,000
0.29%, 12/10/2015	8,000,000	8,000,000
Westpac Banking Corp.:
144A, 0.238%, 2/19/2015	9,000,000	9,000,000
144A, 0.268%, 10/13/2015	10,000,000	10,000,000
		150,501,368
Total Commercial Paper (Cost $778,651,459)		778,651,459

Short-Term Notes 7.4%
Bank of Nova Scotia:
0.348%,* 2/24/2016	8,000,000	8,000,000
0.535%,* 12/31/2015	10,000,000	10,021,138
Canadian Imperial Bank of Commerce, 0.35%,* 8/18/2015	12,150,000	12,150,000
Commonwealth Bank of Australia, 144A, 0.262%,* 7/10/2015	10,300,000	10,300,000
JPMorgan Chase Bank NA, 0.377%,* 2/22/2016	10,000,000	10,000,000
Rabobank Nederland NV, 0.306%,* 7/6/2015	8,500,000	8,500,000
Royal Bank of Canada, 0.28%,* 3/23/2015	12,000,000	12,000,000
Svenska Handelsbanken AB, 144A, 0.376%,* 10/2/2015	15,000,000	15,000,000
Wal-Mart Stores, Inc., 5.319%, 6/1/2015	3,500,000	3,558,988
Wells Fargo Bank NA, 0.26%,* 6/16/2015	9,000,000	9,000,000
Westpac Banking Corp., 0.247%,* 5/11/2015	4,000,000	4,000,000
Total Short-Term Notes (Cost $102,530,126)		102,530,126

Government & Agency Obligations 5.2%
U.S. Government Sponsored Agencies 4.1%
Federal Home Loan Bank:
0.19%, 9/3/2015	4,500,000	4,499,533
0.2%, 9/17/2015	2,750,000	2,749,691
0.21%, 10/13/2015	4,000,000	3,999,218
0.25%, 10/2/2015	4,500,000	4,500,000
0.263%, 10/9/2015	5,150,000	5,150,000
Federal Home Loan Mortgage Corp.:
0.095%**, 4/16/2015	12,500,000	12,497,559
0.12%**, 6/1/2015	5,250,000	5,247,900
Federal National Mortgage Association:
0.08%**, 5/1/2015	10,000,000	9,998,022
0.146%*, 10/21/2016	7,700,000	7,699,282
		56,341,205
U.S. Treasury Obligations 1.1%
U.S. Treasury Bill, 0.04%**, 3/19/2015	12,500,000	12,499,361
U.S. Treasury Note, 0.375%, 3/15/2015	3,500,000	3,501,323
		16,000,684
Total Government & Agency Obligations (Cost $72,341,889)		72,341,889

Time Deposits 5.7%
Credit Agricole Corporate & Investment Bank, 0.06%, 2/2/2015	57,583,286	57,583,286
Fortis Bank SA, 0.08%, 2/2/2015	22,000,000	22,000,000
Total Time Deposits (Cost $79,583,286)		79,583,286

Municipal Bonds and Notes 0.7%
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, Optional Put with 0 day notice @ par, 0.21%***, 5/1/2048, LOC: Bank of China (Cost $10,000,000)	10,000,000	10,000,000

Repurchase Agreements 15.9%
BNP Paribas, 0.07%, dated 1/30/2015, to be repurchased at $23,001,565 on 3/6/2015 (a)	23,000,000	23,000,000
BNP Paribas, 0.21%, dated 1/21/2015, to be repurchased at $16,504,235 on 3/6/2015 (b) (c)	16,500,000	16,500,000
JPMorgan Securities, Inc., 0.382%, dated 2/13/2014, to be repurchased at $12,558,642 on 5/1/2015 (b) (d)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.456%, dated 7/3/2014, to be repurchased at $25,095,549 on 5/1/2015 (b) (e)	25,000,000	25,000,000
Merrill Lynch & Co., Inc., 0.05%, dated 1/30/2015, to be repurchased at $50,000,208 on 2/2/2015 (f)	50,000,000	50,000,000
Nomura Securities International, 0.08%, dated 1/30/2015, to be repurchased at $50,000,333 on 2/2/2015 (g)	50,000,000	50,000,000
Wells Fargo Bank, 0.07%, dated 1/30/2015, to be repurchased at $23,000,134 on 2/2/2015 (h)	23,000,000	23,000,000
Wells Fargo Bank, 0.3%, dated 1/26/2015, to be repurchased at $10,000,583 on 2/2/2015 (i)	10,000,000	10,000,000
Wells Fargo Bank, 0.4%, dated 11/4/2014, to be repurchased at $10,010,000 on 2/2/2015 (b) (j)	10,000,000	10,000,000
Total Repurchase Agreements (Cost $220,000,000)		220,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,396,107,019)†	100.7	1,396,107,019
Other Assets and Liabilities, Net	(0.7)	(9,215,470)
Net Assets	100.0	1,386,891,549

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2015.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2015.

† The cost for federal income tax purposes was $1,396,107,019.

(a) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
20,217,000	Federal Home Loan Bank	Zero Coupon– 2.0	2/20/2015– 9/9/2016	20,707,501
2,726,000	Federal Home Loan Mortgage Corp.	Zero Coupon– 6.25	2/22/2017– 7/15/2032	2,753,270
Total Collateral Value				23,460,771

(b) Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of January 31, 2015. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
56,768	Applied Materials, Inc.	4.3	6/15/2021	62,614
425,148	Banco do Brasil SA	3.875	10/10/2022	400,507
922,759	Export-Import Bank of Korea	1.25	11/20/2015	927,336
81,136	Intesa Sanpaolo SpA	6.5	2/24/2021	98,560
5,553,969	Omnicom Group, Inc.	3.625	5/1/2022	5,889,883
5,394,950	Petroleos Mexicanos	5.5	1/21/2021	5,863,636
3,913,241	Wells Fargo & Co.	5.875	12/29/2049	4,064,458
Total Collateral Value				17,306,994

(d) Collateralized by $11,352,962 CWHEQ Revolving Home Equity Loan Trust, with the various coupon rates from 0.307–0.347%, with various maturity dates of 7/15/2035–7/15/2036 with a value of $13,000,340.

(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,778,226	CWHEQ Revolving Home Equity Loan Trust	0.347	7/15/2035	4,336,637
7,266,426	Home Equity Mortgage Loan Asset-Backed Trust	0.328	7/25/2037	6,509,559
8,290,207	Mastr Asset Backed Securities Trust	0.468	5/25/2037	7,722,926
5,594,993	Merit Securities Corp.	7.847	12/28/2033	5,959,384
1,466,960	Nomura Asset Acceptance Corp. Alternative Loan Trust	6.138	3/25/2047	1,471,658
Total Collateral Value				26,000,164

(f) Collateralized by $41,934,100 U.S. Treasury Note, 1.875%, maturing on 7/15/2019 with a value of $51,000,019.

(g) Collateralized by $45,967,359 Government National Mortgage Association, with the various coupon rates from 2.49–8.0%, with various maturity dates of 1/15/2017–1/20/2045 with a value of $51,000,001.

(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
12,755,000	Residual Funding Corp Principal Strip	Zero Coupon	10/15/2019	11,828,859
11,267,700	U.S. Treasury Note	2.0	5/31/2021	11,631,170
Total Collateral Value				23,460,029

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
8,387,708	Morgan Stanley	5.45	1/9/2017	9,045,633
1,421,815	Penske Truck Leasing Co., LP	2.5	3/15/2016	1,454,367
Total Collateral Value				10,500,000

(j) Collateralized by $10,264,984 Penske Truck Leasing Co., LP, 2.5%, maturing on 3/15/2016 with a value of $10,500,001.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LOC: Letter of Credit

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (k)	$—	$1,176,107,019	$—	$1,176,107,019
Repurchase Agreements	—	220,000,000	—	220,000,000
Total	$—	$1,396,107,019	$—	$1,396,107,019

There have been no transfers between fair value measurement levels during the period ended January 31, 2015.

(k) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of January 31, 2015 (Unaudited)
Assets
Investments: Investment in securities, valued at amortized cost	$1,176,107,019
Repurchased agreements, valued at amortized cost	220,000,000
Investments in securities, at value (cost $1,396,107,019)	1,396,107,019
Cash	9
Receivable for Fund shares sold	3,337,961
Interest receivable	313,127
Due from Advisor	9,501
Other assets	65,570
Total assets	1,399,833,187
Liabilities
Payable for investments purchased	9,995,197
Payable for Fund shares redeemed	2,501,926
Distributions payable	2,123
Accrued management fee	44,258
Accrued Trustees' fees	14,569
Other accrued expenses and payables	383,565
Total liabilities	12,941,638
Net assets, at value	$1,386,891,549
Net Assets Consist of
Undistributed net investment income	27,446
Accumulated net realized gain (loss)	1,453
Paid-in capital	1,386,862,650
Net assets, at value	$1,386,891,549

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of January 31, 2015 (Unaudited) (continued)
Net Asset Value
Deutsche Cash Investment Trust Class A Net Asset Value, offering and redemption price per share ($142,781,323 ÷ 142,771,303 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Cash Investment Trust Class B Net Asset Value, offering and redemption price per share ($593,594 ÷ 593,552 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Cash Investment Trust Class C Net Asset Value, offering and redemption price per share ($26,185,211 ÷ 26,183,433 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Cash Investment Trust Class S Net Asset Value, offering and redemption price per share ($305,737,291 ÷ 305,715,893 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Money Market Fund Net Asset Value, offering and redemption price per share ($911,594,130 ÷ 911,530,354 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended January 31, 2015 (Unaudited)
Investment Income
Income: Interest	$1,478,542
Expenses: Management fee	1,638,205
Administration fee	728,758
Services to shareholders	1,198,032
Distribution and service fees	316,625
Custodian fee	24,608
Professional fees	50,478
Reports to shareholders	59,106
Registration fees	49,967
Trustees' fees and expenses	29,770
Other	22,080
Total expenses before expense reductions	4,117,629
Expense reductions	(2,710,585)
Total expenses after expense reductions	1,407,044
Net investment income	71,498
Net realized gain (loss) from investments	1,453
Net increase (decrease) in net assets resulting from operations	$72,951

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
Operations: Net investment income	$71,498	$145,818
Operations: Net investment income	$71,498	$145,818
Net realized gain (loss)	1,453	7,929
Net increase (decrease) in net assets resulting from operations	72,951	153,747
Distributions to shareholders from: Net investment income: Deutsche Cash Investment Trust Class A	(7,408)	(18,683)
Deutsche Cash Investment Trust Class B	(31)	(104)
Deutsche Cash Investment Trust Class C	(1,188)	(2,699)
Deutsche Cash Investment Trust Class S	(14,718)	(31,812)
Deutsche Money Market Fund	(44,582)	(97,151)
Total distributions	(67,927)	(150,449)
Fund share transactions: Proceeds from shares sold	307,174,350	635,110,791
Reinvestment of distributions	66,313	150,449
Payments for shares redeemed	(402,528,856)	(876,688,868)
Net increase (decrease) in net assets from Fund share transactions	(95,288,193)	(241,427,628)
Increase (decrease) in net assets	(95,283,169)	(241,424,330)
Net assets at beginning of period	1,482,174,718	1,723,599,048
Net assets at end of period (including undistributed net investment income of $27,446 and $23,875, respectively)	$1,386,891,549	$1,482,174,718

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Deutsche Cash Investment Trust Class A
			Years Ended July 31,
	Six Months Ended 1/31/15 (Unaudited)		2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net realized gains	—		—		—		—		—		(.000	)***
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.01		.02		.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	143		159		211		237		230		223
Ratio of expenses before expense reductions (%)	.88	*	.85		.86		.83		.83		.86
Ratio of expenses after expense reductions (%)	.19	*	.18		.26		.28		.32		.35
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Deutsche Cash Investment Trust Class B
			Years Ended July 31,
	Six Months Ended 1/31/15 (Unaudited)		2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net realized gains	—		—		—		—		—		(.000	)***
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.01		.02		.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1		2		3		6		11
Ratio of expenses before expense reductions (%)	1.73	*	1.62		1.60		1.56		1.58		1.68
Ratio of expenses after expense reductions (%)	.19	*	.18		.26		.28		.33		.37
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Deutsche Cash Investment Trust Class C
			Years Ended July 31,
	Six Months Ended 1/31/15 (Unaudited)		2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net realized gains	—		—		—		—		—		(.000	)***
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.01		.02		.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26		23		30		35		26		31
Ratio of expenses before expense reductions (%)	1.52	*	1.50		1.53		1.50		1.53		1.59
Ratio of expenses after expense reductions (%)	.19	*	.18		.26		.29		.32		.36
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Deutsche Cash Investment Trust Class S
			Years Ended July 31,
	Six Months Ended 1/31/15 (Unaudited)		2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net realized gains	—		—		—		—		—		(.000	)***
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.01		.02		.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	306		331		368		392		430		464
Ratio of expenses before expense reductions (%)	.56	*	.54		.53		.52		.51		.52
Ratio of expenses after expense reductions (%)	.19	*	.18		.26		.28		.32		.36
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Deutsche Money Market Fund
			Years Ended July 31,
	Six Months Ended 1/31/15 (Unaudited)		2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net realized gains	—		—		—		—		—		(.000	)***
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.01		.02		.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	912		969		1,113		1,284		1,449		1,821
Ratio of expenses before expense reductions (%)	.49	*	.48		.46		.45		.45		.45
Ratio of expenses after expense reductions (%)	.19	*	.18		.26		.28		.32		.36
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Money Market Prime Series (the "Fund") is a diversified series of Deutsche Money Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options: Deutsche Cash Investment Trust Class A shares are offered to investors without an initial sales charge but are subject to the applicable sales charge if exchanged into Class A shares of another Deutsche Fund. Deutsche Cash Investment Trust Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Deutsche Cash Investment Trust Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Deutsche Cash Investment Trust Class A shares and a contingent deferred sales charge payable upon certain redemptions. Deutsche Cash Investment Trust Class B shares automatically convert to Deutsche Cash Investment Trust Class A shares six years after issuance. Deutsche Cash Investment Trust Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Deutsche Cash Investment Trust Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Deutsche Cash Investment Trust Class C shares do not automatically convert into another class. Deutsche Money Market Fund and Deutsche Cash Investment Trust Class S shares are not subject to initial or contingent deferred sales charges. Deutsche Cash Investment Trust Class S shares are only available to a limited group of investors.

Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of January 31, 2015, the Fund held repurchase agreements with a gross value of $220,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of July 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $215 million of the Fund's average daily net assets	.400%
Next $335 million of such net assets	.275%
Next $250 million of such net assets	.200%
Next $800 million of such net assets	.150%
Next $800 million of such net assets	.140%
Next $800 million of such net assets	.130%
Over $3.2 billion of such net assets	.120%

For the period from August 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Deutsche Cash Investment Trust Class A	.85%
Deutsche Cash Investment Trust Class B	1.60%
Deutsche Cash Investment Trust Class C	1.60%
Deutsche Cash Investment Trust Class S	.57%
Deutsche Money Market Fund	.57%

In addition, the Advisor has agreed to voluntarily waive additional expenses. This waiver may be changed or terminated at any time without notice. Under this arrangement, the Advisor waived certain expenses on Deutsche Cash Investment Trust Class A, Deutsche Cash Investment Trust Class B, Deutsche Cash Investment Trust Class C, Deutsche Cash Investment Trust Class S and Deutsche Money Market Fund shares of the Fund.

For the six months ended January 31, 2015, the Advisor waived a portion of its management fee pursuant to the Investment Management Agreement aggregating $1,452,142, and the amount charged aggregated $186,063, which was equivalent to an annualized effective rate of 0.03% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended January 31, 2015, the Administration Fee was $728,758, of which $119,175 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended January 31, 2015, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Waived
Deutsche Cash Investment Trust Class A	$160,484	$160,484
Deutsche Cash Investment Trust Class B	1,072	1,072
Deutsche Cash Investment Trust Class C	12,781	12,781
Deutsche Cash Investment Trust Class S	256,419	256,419
Deutsche Money Market Fund	466,386	466,386
	$897,142	$897,142

In addition, for the six months ended January 31, 2015, the Advisor agreed to reimburse the Fund $13,810, $18,627, $184, $2,626 and $9,429 of sub-recordkeeping expenses for Deutsche Money Market Fund, Deutsche Cash Investment Trust Class A, Deutsche Cash Investment Trust Class B, Deutsche Cash Investment Trust Class C and Deutsche Cash Investment Trust Class S, respectively.

Distribution and Service Fees. Under the Fund's Deutsche Cash Investment Trust Class B and Deutsche Cash Investment Trust Class C 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Deutsche Cash Investment Trust Class B and Deutsche Cash Investment Trust Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Deutsche Cash Investment Trust Class B and Deutsche Cash Investment Trust Class C shares. For the six months ended January 31, 2015, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Waived
Deutsche Cash Investment Trust Class B	$2,816	$2,816
Deutsche Cash Investment Trust Class C	92,404	92,404
	$95,220	$95,220

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Deutsche Cash Investment Trust Class A, Deutsche Cash Investment Trust Class B, and Deutsche Cash Investment Trust Class C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended January 31, 2015, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Annualized Effective Rate
Deutsche Cash Investment Trust Class A	$189,669	$189,669	.00%
Deutsche Cash Investment Trust Class B	936	936	.00%
Deutsche Cash Investment Trust Class C	30,800	30,800	.00%
	$221,405	$221,405

Contingent Deferred Sales Charge. DDI receives any contingent deferred sales charge ("CDSC") from Deutsche Cash Investment Trust Class B share redemptions occurring within six years of purchase and Deutsche Cash Investment Trust Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Deutsche Cash Investment Trust Class B and 1% for Deutsche Cash Investment Trust Class C, of the value of the shares redeemed. For the six months ended January 31, 2015, the CDSC for Deutsche Cash Investment Trust Class B and Deutsche Cash Investment Trust Class C shares aggregated $0 and $0, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Deutsche Cash Investment Trust Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended January 31, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $11,412, of which $6,867 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at January 31, 2015.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended January 31, 2015		Year Ended July 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Cash Investment Trust Class A	48,614,708	$48,614,708	102,098,694	$102,098,694
Deutsche Cash Investment Trust Class B	81,084	81,084	398,731	398,731
Deutsche Cash Investment Trust Class C	24,420,065	24,420,065	19,028,409	19,028,409
Deutsche Cash Investment Trust Class S	58,511,594	58,511,594	123,808,646	123,808,646
Deutsche Money Market Fund	175,268,753	175,268,753	389,637,233	389,637,233
Account Maintenance Fees	—	278,146	—	139,078
		$307,174,350		$635,110,791
Shares issued to shareholders in reinvestment of distributions
Deutsche Cash Investment Trust Class A	7,294	$7,294	18,683	$18,683
Deutsche Cash Investment Trust Class B	30	30	104	104
Deutsche Cash Investment Trust Class C	1,110	1,110	2,699	2,699
Deutsche Cash Investment Trust Class S	14,337	14,337	31,812	31,812
Deutsche Money Market Fund	43,542	43,542	97,151	97,151
		$66,313		$150,449
Shares redeemed
Deutsche Cash Investment Trust Class A	(64,498,076)	$(64,498,076)	(154,439,100)	$(154,439,100)
Deutsche Cash Investment Trust Class B	(359,702)	(359,702)	(1,202,590)	(1,202,590)
Deutsche Cash Investment Trust Class C	(20,817,036)	(20,817,036)	(26,543,016)	(26,543,016)
Deutsche Cash Investment Trust Class S	(84,245,165)	(84,245,165)	(160,205,227)	(160,205,227)
Deutsche Money Market Fund	(232,608,877)	(232,608,877)	(534,298,935)	(534,298,935)
		$(402,528,856)		$(876,688,868)
Net increase (decrease)
Deutsche Cash Investment Trust Class A	(15,876,074)	$(15,876,074)	(52,321,723)	$(52,321,723)
Deutsche Cash Investment Trust Class B	(278,588)	(278,588)	(803,755)	(803,755)
Deutsche Cash Investment Trust Class C	3,604,139	3,604,139	(7,511,908)	(7,511,908)
Deutsche Cash Investment Trust Class S	(25,719,234)	(25,719,234)	(36,364,769)	(36,364,769)
Deutsche Money Market Fund	(57,296,582)	(57,296,582)	(144,564,551)	(144,564,551)
Account Maintenance Fees	—	278,146	—	139,078
		$(95,288,193)		$(241,427,628)

E. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund is required to comply with money market reforms by the specified compliance dates. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Information About Your Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (August 1, 2014 to January 31, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Deutsche Cash Investment Trust Class A, Deutsche Cash Investment Trust Class B, Deutsche Cash Investment Trust Class C and Deutsche Cash Investment Trust Class S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for these shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended January 31, 2015 (Unaudited)
Actual Fund Return	Deutsche Cash Investment Trust Class A	Deutsche Cash Investment Trust Class B	Deutsche Cash Investment Trust Class C	Deutsche Cash Investment Trust Class S	Deutsche Money Market Fund
Beginning Account Value 8/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 1/31/15	$1,000.05	$1,000.05	$1,000.05	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$.96	$.96	$.96	$.96	$.96
Hypothetical 5% Fund Return	Deutsche Cash Investment Trust Class A	Deutsche Cash Investment Trust Class B	Deutsche Cash Investment Trust Class C	Deutsche Cash Investment Trust Class S	Deutsche Money Market Fund
Beginning Account Value 8/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 1/31/15	$1,024.25	$1,024.25	$1,024.25	$1,024.25	$1,024.25
Expenses Paid per $1,000*	$.97	$.97	$.97	$.97	$.97

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Deutsche Cash Investment Trust Class A	Deutsche Cash Investment Trust Class B	Deutsche Cash Investment Trust Class C	Deutsche Cash Investment Trust Class S	Deutsche Money Market Fund
Deutsche Money Market Prime Series	.19%	.19%	.19%	.19%	.19%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Money Market Prime Series’ investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Deutsche Cash Investment Trust Class A shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for the following share classes: Deutsche Cash Investment Trust Class A shares (2nd quartile), Deutsche Cash Investment Trust Class B shares (2nd quartile), Deutsche Cash Investment Trust Class C shares (2nd quartile), Deutsche Cash Investment Trust Class S shares (2nd quartile) and Deutsche Money Market Fund shares (2nd quartile). The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Deutsche Cash Investment Trust Class A, Deutsche Cash Investment Trust Class B, Deutsche Cash Investment Trust Class C and Deutsche Cash Investment Trust Class S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Nasdaq Symbol	CUSIP Number	Fund Number
Deutsche Money Market Fund	KMMXX	25159J 104	6
Deutsche Cash Investment Trust Class A	DOAXX	25159J 203	421
Deutsche Cash Investment Trust Class B	DOBXX	25159J 302	621
Deutsche Cash Investment Trust Class C	DOCXX	25159J 401	721
Deutsche Cash Investment Trust Class S	DOSXX	25159J 500	2021

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1793

DMMF-3
(R-026260-5 3/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Money Market Prime Series, a series of Deutsche Money Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 1, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 1, 2015